EQUITY FINANCING AGREEMENT AND NOTE PAYABLE	9 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
EQUITY FINANCING AGREEMENT AND NOTE PAYABLE

NOTE 8 – EQUITY FINANCING AGREEMENT AND NOTE PAYABLE

Note payable consist of:

	June 30, 2018	September 30, 2017
	(Unaudited)
Note payable - GHS Investments, Inc.	$40,000	$-
Total	40,000	-

Current portion	$40,000	$-

On June 5, 2018, the Company entered into an Equity Financing Agreement and Registration Rights Agreement with GHS Investments Inc. (“GHS”) pursuant to which GHS agreed to purchase up to $20,000,000 in shares of Company common stock. The obligations of GHS to purchase the shares of Company common stock are subject to the conditions set forth in the Equity Financing Agreement, including, without limitation, the condition that a registration statement on Form S-1 registering the shares of Company common stock to be sold to GHS be filed with the Securities and Exchange Commission and become effective. The Registration Rights Agreement provides that the Company shall use commercially reasonable efforts to file the registration statement within 30 days after the date of the Registration Rights Agreement and have the registration statement become effective within 90 days after it is filed. In connection with the Equity Financing Agreement, the Company executed a promissory note in the principal amount of $40,000 (the “Note”) as payment of the commitment fee for the Equity Financing Agreement. The Note bears interest at the rate of 8% and must be repaid on or before March 5, 2019. The Company has recorded the commitment fee as an expense in the accompanying statements of operations for the nine months ended June 30, 2018. The Company has accrued the interest expense of $219 on the principal balance of $40,000 for the period from June 5, 2018 to June 30, 2018.